Average Annual Total Returns - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - FidelitySeriesInternationalDevelopedMarketsBondIndexFund-PRO - Fidelity Series International Developed Markets Bond Index Fund
	Mar. 01, 2023
Fidelity Series International Developed Markets Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.79%)
Since Inception	(11.62%)
Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.06%)
Since Inception	(11.85%)
Fidelity Series International Developed Markets Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.16%)
Since Inception	(8.90%)
IXW82
Average Annual Return:
Past 1 year	(13.81%)
Since Inception	(11.41%)	[1]

[1]	A From August 31, 2021